Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Short Duration Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Total Annual Fund Operating Expenses	1.06%	1.81%	0.66%	0.81%
Less Expense Reimbursement[2]	(0.31%)	(0.31%)	(0.16%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	1.50%	0.50%	0.50%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class C, Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$253	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$153	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Pacific Funds Core Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.39%	0.39%	0.24%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.74%	0.89%
Less Expense Reimbursement[2]	(0.29%)	(0.29%)	(0.19%)	(0.34%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.60%	0.55%	0.55%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Class C shares through 7/31/2018, and 0.05% for Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$263	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$163	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Pacific Funds Strategic Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[3]	(0.31%)	(0.36%)	(0.21%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.69%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Pacific Funds Floating Rate Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.40%	0.25%	0.40%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[2]	(0.28%)	(0.33%)	(0.18%)	(0.28%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.02%	1.72%	0.72%	0.77%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$275	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$175	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Pacific Funds Limited Duration High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.55%	0.55%	0.40%	0.55%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.05%	1.20%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.50%)	(0.55%)	(0.35%)	(0.50%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.95%	1.65%	0.70%	0.70%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/17. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.07% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.02% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$268	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$168	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Pacific Funds High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.43%	0.28%	0.43%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.32%	2.07%	0.92%	1.07%
Less Expense Reimbursement[3]	(0.33%)	(0.38%)	(0.18%)	(0.33%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.74%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.05% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276

Pacific Funds Short Duration Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Short Duration Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Total Annual Fund Operating Expenses	1.06%	1.81%	0.66%	0.81%
Less Expense Reimbursement[2]	(0.31%)	(0.31%)	(0.16%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	1.50%	0.50%	0.50%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class C, Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$253	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$153	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds Short Duration Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 374
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	838
10 years	rr_ExpenseExampleYear10	1,528
1 year	rr_ExpenseExampleNoRedemptionYear01	374
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	838
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,528
Pacific Funds Short Duration Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 253
3 years	rr_ExpenseExampleYear03	539
5 years	rr_ExpenseExampleYear05	951
10 years	rr_ExpenseExampleYear10	2,101
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	951
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,101
Pacific Funds Short Duration Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	352
10 years	rr_ExpenseExampleYear10	807
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	352
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 807
Pacific Funds Short Duration Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	228
5 years	rr_ExpenseExampleYear05	419
10 years	rr_ExpenseExampleYear10	973
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	228
5 years	rr_ExpenseExampleNoRedemptionYear05	419
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 973
Pacific Funds Core Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Core Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.39%	0.39%	0.24%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.74%	0.89%
Less Expense Reimbursement[2]	(0.29%)	(0.29%)	(0.19%)	(0.34%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.60%	0.55%	0.55%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Class C shares through 7/31/2018, and 0.05% for Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$263	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$163	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds Core Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 508
3 years	rr_ExpenseExampleYear03	744
5 years	rr_ExpenseExampleYear05	999
10 years	rr_ExpenseExampleYear10	1,727
1 year	rr_ExpenseExampleNoRedemptionYear01	508
3 years	rr_ExpenseExampleNoRedemptionYear03	744
5 years	rr_ExpenseExampleNoRedemptionYear05	999
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,727
Pacific Funds Core Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.60%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 263
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	994
10 years	rr_ExpenseExampleYear10	2,188
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	566
5 years	rr_ExpenseExampleNoRedemptionYear05	994
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,188
Pacific Funds Core Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	217
5 years	rr_ExpenseExampleYear05	393
10 years	rr_ExpenseExampleYear10	901
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	217
5 years	rr_ExpenseExampleNoRedemptionYear05	393
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 901
Pacific Funds Core Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,065
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	250
5 years	rr_ExpenseExampleNoRedemptionYear05	460
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,065
Pacific Funds Strategic Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Strategic Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[3]	(0.31%)	(0.36%)	(0.21%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.69%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds Strategic Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 522
3 years	rr_ExpenseExampleYear03	790
5 years	rr_ExpenseExampleYear05	1,079
10 years	rr_ExpenseExampleYear10	1,900
1 year	rr_ExpenseExampleNoRedemptionYear01	522
3 years	rr_ExpenseExampleNoRedemptionYear03	790
5 years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,900
Pacific Funds Strategic Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 272
3 years	rr_ExpenseExampleYear03	608
5 years	rr_ExpenseExampleYear05	1,070
10 years	rr_ExpenseExampleYear10	2,351
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	608
5 years	rr_ExpenseExampleNoRedemptionYear05	1,070
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,351
Pacific Funds Strategic Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.69%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	266
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	1,089
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	266
5 years	rr_ExpenseExampleNoRedemptionYear05	478
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,089
Pacific Funds Strategic Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	549
10 years	rr_ExpenseExampleYear10	1,255
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	303
5 years	rr_ExpenseExampleNoRedemptionYear05	549
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,255
Pacific Funds Floating Rate Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Floating Rate Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.40%	0.25%	0.40%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[2]	(0.28%)	(0.33%)	(0.18%)	(0.28%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.02%	1.72%	0.72%	0.77%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$275	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$175	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds Floating Rate Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 401
3 years	rr_ExpenseExampleYear03	673
5 years	rr_ExpenseExampleYear05	965
10 years	rr_ExpenseExampleYear10	1,797
1 year	rr_ExpenseExampleNoRedemptionYear01	401
3 years	rr_ExpenseExampleNoRedemptionYear03	673
5 years	rr_ExpenseExampleNoRedemptionYear05	965
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,797
Pacific Funds Floating Rate Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 275
3 years	rr_ExpenseExampleYear03	611
5 years	rr_ExpenseExampleYear05	1,073
10 years	rr_ExpenseExampleYear10	2,353
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	611
5 years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,353
Pacific Funds Floating Rate Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	269
5 years	rr_ExpenseExampleYear05	481
10 years	rr_ExpenseExampleYear10	1,091
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	269
5 years	rr_ExpenseExampleNoRedemptionYear05	481
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,091
Pacific Funds Floating Rate Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,257
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	552
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,257
Pacific Funds Limited Duration High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds Limited Duration High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.55%	0.55%	0.40%	0.55%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.05%	1.20%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.50%)	(0.55%)	(0.35%)	(0.50%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.95%	1.65%	0.70%	0.70%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/17. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.07% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.02% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$268	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$168	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/17. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser.

		The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.07% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.02% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds Limited Duration High Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[7],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[1],[9]
1 year	rr_ExpenseExampleYear01	$ 394
3 years	rr_ExpenseExampleYear03	697
5 years	rr_ExpenseExampleYear05	1,022
10 years	rr_ExpenseExampleYear10	1,941
1 year	rr_ExpenseExampleNoRedemptionYear01	394
3 years	rr_ExpenseExampleNoRedemptionYear03	697
5 years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,941
Pacific Funds Limited Duration High Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[7],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[1],[9]
1 year	rr_ExpenseExampleYear01	$ 268
3 years	rr_ExpenseExampleYear03	635
5 years	rr_ExpenseExampleYear05	1,129
10 years	rr_ExpenseExampleYear10	2,491
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	635
5 years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,491
Pacific Funds Limited Duration High Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[7],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[1],[9]
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	299
5 years	rr_ExpenseExampleYear05	545
10 years	rr_ExpenseExampleYear10	1,251
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	299
5 years	rr_ExpenseExampleNoRedemptionYear05	545
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,251
Pacific Funds Limited Duration High Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[7],[8]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[1],[9]
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	611
10 years	rr_ExpenseExampleYear10	1,410
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	611
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,410
Pacific Funds High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 23, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (each a “PF Fixed Income Fund” and together, the “PF Fixed Income Funds”) and will be effective December 30, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Effective December 30, 2016, for each PF Fixed Income Fund, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement, as well as the information in the Examples tables (“Fee Tables”), will be replaced with the information below. No other information in the Fee Tables will change. The effect of the revised expense reimbursement arrangement is to reduce the Total Annual Fund Operating Expenses (after expense reimbursement/fee waiver) on Class A, Class C, Class I and Advisor Class shares of the PF Fixed Income Funds.

Pacific Funds High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.43%	0.28%	0.43%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.32%	2.07%	0.92%	1.07%
Less Expense Reimbursement[3]	(0.33%)	(0.38%)	(0.18%)	(0.33%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.74%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.05% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Pacific Funds High Income | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 522
3 years	rr_ExpenseExampleYear03	794
5 years	rr_ExpenseExampleYear05	1,087
10 years	rr_ExpenseExampleYear10	1,920
1 year	rr_ExpenseExampleNoRedemptionYear01	522
3 years	rr_ExpenseExampleNoRedemptionYear03	794
5 years	rr_ExpenseExampleNoRedemptionYear05	1,087
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,920
Pacific Funds High Income | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1],[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 272
3 years	rr_ExpenseExampleYear03	612
5 years	rr_ExpenseExampleYear05	1,079
10 years	rr_ExpenseExampleYear10	2,370
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	612
5 years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,370
Pacific Funds High Income | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	275
5 years	rr_ExpenseExampleYear05	492
10 years	rr_ExpenseExampleYear10	1,115
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	275
5 years	rr_ExpenseExampleNoRedemptionYear05	492
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,115
Pacific Funds High Income | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,276
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	308
5 years	rr_ExpenseExampleNoRedemptionYear05	558
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,276

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class C, Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[3]	after Expense Reimbursement
[4]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class A and Class C shares through 7/31/2018, and 0.05% for Class I and Advisor Class shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[5]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
[6]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[7]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.07% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.02% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[8]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/17. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval by the Board of Trustees and prior written notice to the investment adviser.
[9]	after Fee Waiver and Expense Reimbursement
[10]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.05% for Class C shares through 7/31/2018. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.